Segment And Geographic Information (Schedule Of Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 20,702,427	¥ 20,284,949	¥ 19,549,067
Operating Segments
Segment Reporting Information [Line Items]
Consolidated total assets	29,497,017	29,592,314	28,564,692
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,041,285	7,162,076	7,337,100
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	2,609,666	2,314,780	1,871,626
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,326,360	7,676,820	7,336,070
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,930,349	1,774,562	1,597,446
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated total assets	10,589,357	10,664,076	10,422,450
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (8,794,590)	¥ (9,307,365)	¥ (9,015,625)